UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

Albany, NY                         12207-1002

 (Address of principal executive offices)               (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
92,500	Fresh Del Monte Produce Inc. *	$ 2,091,425	1.80%

Aircraft Part & Auxiliary Equipment
158,000	LMI Aerospace Inc. *	1,584,740	1.36%

Apparel & Other Finished Products of Fabrics & Similar Materials
102,144	Volcom Inc. *	1,683,333	1.45%

Chemical & Allied Products
45,600	Arch Chemicals Inc.	1,367,544
108,500	Innospec Inc.	1,600,375
		2,967,919	2.55%

Communications Equipment, NEC
175,000	Iridium Communications Inc. *	1,996,750	1.72%

Computer Communications Equipment
315,500	3Com Corporation *	1,650,065
107,600	QLogic Corporation *	1,850,720
		3,500,785	3.01%

Construction Special Trade Contractors
157,200	Matrix Service Co. *	1,708,764	1.47%

Crude Petroleum & Natural Gas
55,000	St. Mary Land & Exploration Co.	1,785,300
27,200	Whiting Petroleum Corp. *	1,566,176
		3,351,476	2.88%

Deep Sea Foreign Transportation of Freight
11,100	Seacor Holdings Inc. *	906,093	0.78%

Drilling Oil & Gas Wells
49,800	Atwood Oceanics Inc. *	1,756,446	1.51%

Electrical Industrial Apparatus
47,400	Woodward Governor Co.	1,149,924	0.99%

Electrical Work
66,200	EMCOR Group Inc. *	1,676,184	1.44%

Electronic Components & Accessories
202,900	Vishay Intertechnology *	1,602,910	1.38%

Electronic Components, NEC
187,000	Spectrum Control Inc. *	1,587,630	1.36%

Fire, Marine & Casualty Insurance
62,100	American Financial Group Inc.	1,583,550
46,600	Harleysville Group Inc.	1,474,890
142,800	Hilltop Holdings Inc. *	1,750,728
		4,809,168	4.13%

Food and Kindred Products
72,450	Flowers Foods Inc.	1,904,711	1.64%

Grain Mill Products
63,100	Corn Products International Inc.	1,799,612	1.55%

Hospital & Medical Service Plans
69,300	AMERIGROUP Corporation *	1,536,381	1.32%

Industrial Organic Chemicals
72,000	Sensient Technologies Corp.	1,999,440	1.72%

Laboratory Analytical Instruments
93,000	PerkinElmer Inc.	1,789,320	1.54%

Life Insurance
8,100	National Western Life Insurance Co.	1,425,438	1.22%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
40,800	Phillips-Van Heusen Corp.	1,745,831	1.50%

Metal Cans
41,800	Silgan Holdings Inc.	2,204,114	1.89%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
16,400	Compass Minerals International, Inc.	1,010,568	0.87%

Miscellaneous Industrial & Commercial Machinery & Equipment
30,700	Curtiss-Wright Corp.	1,047,791	0.90%

Motor Vehicle Parts & Accessories
41,400	Superior Industries International Inc.	587,880	0.51%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
62,800	Steris Corp.	1,912,260	1.64%

Pharmaceutical Preparations
100,800	Endo Pharmaceuticals Holdings Inc. *	2,281,104	1.96%

Photographic Equipment & Supplies
105,300	Avid Technology, Inc. *	1,483,677	1.27%

Retail - Apparel & Accessory Stores
111,400	Pacific Sunwear of California, Inc. *	573,710	0.49%

Retail - Family Clothing Stores
109,600	American Eagle Outfitters	1,847,856	1.59%

Retail - Miscellaneous Retail
153,800	EZCORP Inc. *	2,100,908	1.81%

Retail - Shoe Stores
156,700	Foot Locker, Inc.	1,872,565	1.61%

Savings Institution, Federally Chartered
116,700	United Financial Bancorp	1,351,386
136,000	Westfield Financial Inc.	1,151,920
		2,503,306	2.15%

Secondary Smelting & Refining of Nonferrous Metals
16,800	OM Group, Inc. *	510,552	0.44%

Security Brokers, Dealers & Flotation Companies
84,000	Jefferies Group Inc.	2,287,320
42,300	Piper Jaffray Companies *	2,018,556
		4,305,876	3.70%

Semiconductors & Related Devices
116,700	Verigy, Ltd. *	1,356,054	1.17%

Services - Business Services
63,200	Fair Isaac Corp.	1,358,168
208,105	Premiere Global Services, Inc. *	1,729,353
		3,087,521	2.65%

Services - Computer Integrated Systems Design
51,800	MICROS Systems, Inc. *	1,563,842	1.34%

Services - Computer Programming, Data Processing, Etc.
256,262	EarthLink, Inc.	2,155,163	1.85%

Services - Educational Services
70,800	Career Education Corp. *	1,721,148	1.48%

Services - Hospitals
74,600	Magellan Health Services Inc. *	2,317,076
31,400	Mednax, Inc. *	1,724,488
64,500	Rehabcare Group Inc. *	1,399,005
		5,440,569	4.67%

Services - Motion Picture Theaters
160,600	Regal Entertainment Group	1,978,592	1.70%

Services - Prepackaged Software
270,700	Compuware Corp. *	1,984,231
220,100	Lawson Software, Inc. *	1,373,424
48,400	Sybase, Inc. *	1,882,760
		5,240,415	4.50%

Surgical & Medical Instruments & Apparatus
118,800	Cantel Medical Corp. *	1,789,128	1.54%

Transportation Services
51,900	GATX Corporation	1,450,605	1.25%

Wholesale - Electronic Parts & Equipment, NEC
60,700	Arrow Electronics, Inc. *	1,708,705	1.47%

Wholesale - Industrial Machinery & Equipment
101,500	DXP Enterprises, Inc. *	1,131,725	0.97%

Wholesale - Machinery, Equipment & Supplies
50,100	Kaman Corp.	1,101,198	0.94%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
63,300	Aegean Marine Petroleum Network Inc. (Greece)	1,424,250	1.22%

Total for Common Stock (Cost $84,327,289)		$ 99,965,362	85.90%

REAL ESTATE INVESTMENT TRUSTS
245,200	Anworth Mortgage Asset Corp.	1,932,176
74,400	Invesco Mortgage Capital Inc	1,625,640
220,200	MFA Mortgage Investments Inc.	1,752,792
37,800	Mid-America Apartment	1,705,914
95,500	Walter Investment Management Corp.	1,529,910
Total for Real Estate Investment Trusts (Cost $8,266,087)		8,546,432	7.34%

CASH EQUIVALENTS
8,717,435	SEI Daily Income Treasury Government CL B 0.05% ***	8,717,435	7.49%
Total for Cash Equivalents (Cost $8,717,435)

Total Investment Securities		117,229,229	100.73%
	(Cost $101,310,811)

Liabilities In Excess of Other Assets		(850,385)	-0.73%

Net Assets		$ 116,378,844	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2009.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
3,000	Fresh Del Monte Produce Inc. *	$ 67,830	1.97%

Aircraft Parts & Auxiliary Equipment
9,600	LMI Aerospace Inc. *	96,288	2.79%

Apparel & Other Finished Products of Fabrics & Similar Materials
5,300	Volcom Inc. *	87,344	2.53%

Biological Products, (No Diagnostic Substances)
2,000	Life Technologies Corporation *	93,100	2.70%

Communications Equipment, NEC
10,300	Iridium Communications Inc. *	117,523	3.41%

Computer Communications Equipment
21,800	3Com Corporation *	114,014
5,500	QLogic Corporation *	94,600
		208,614	6.05%

Construction Special Trade Contractors
8,800	Matrix Service Co. *	95,656	2.77%

Crude Petroleum & Natural Gas
2,900	St. Mary Land & Exploration Co.	94,134	2.73%

Electrical Work
3,700	EMCOR Group Inc. *	93,684	2.72%

Electronic Components, NEC
9,800	Spectrum Control Inc. *	83,202	2.41%

Fire, Marine & Casualty Insurance
3,700	American Financial Group Inc.	94,350	2.74%

Hospital & Medical Service Plans
3,700	AMERIGROUP Corporation *	82,029	2.38%

Industrial Organic Chemicals
3,500	Sensient Technologies Corp.	97,195	2.82%

Laboratory Analytical Instruments
5,200	PerkinElmer Inc.	100,048	2.90%

Metal Cans
3,700	Crown Holdings Inc. *	100,640	2.92%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,200	Steris Corp.	97,440	2.83%

Pharmaceutical Preparations
4,500	Endo Pharmaceuticals Holdings Inc. *	101,835	2.95%

Retail - Apparel & Accessory Stores
8,500	Pacific Sunwear of California, Inc. *	43,775	1.27%

Retail - Family Clothing Stores
6,000	American Eagle Outfitters	101,160	2.93%

Retail - Miscellaneous Retail
8,000	EZCORP Inc. *	109,280	3.17%

Retail - Shoe Stores
8,300	Foot Locker, Inc.	99,185	2.88%

Services - Business Services
11,900	Premiere Global Services Inc. *	98,889	2.87%

Services - Computer Integrated Systems Design
8,400	Convergys Corp. *	83,496
2,900	MICROS Systems, Inc. *	87,551
		171,047	4.96%

Services - Educational Services
3,800	Career Education Corp. *	92,378	2.68%

Services - Hospitals
3,300	Magellan Health Services Inc. *	102,498
1,700	Mednax, Inc. *	93,364
		195,862	5.68%

Services - Motion Picture Theaters
7,400	Regal Entertainment Group	91,168	2.64%

Service - Prepackaged Software
12,600	Compuware Corp. *	92,358
14,700	Lawson Software, Inc. *	91,728
		184,086	5.34%

Surgical & Medical Instruments & Apparatus
6,200	Cantel Medical Corp. *	93,372	2.70%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
4,000	Aegean Marine Petroleum Network Inc. (Greece)	90,000	2.60%

Total for Common Stock (Cost $2,387,101)		$ 3,081,114	89.34%

REAL ESTATE INVESTMENT TRUSTS
12,000	MFA Mortgage Investments Inc.	95,520
2,000	Mid-America Apartment	90,260
Total for Real Estate Investment Trusts (Cost $141,772)		185,780	5.38%

CASH EQUIVALENTS
270,277	SEI Daily Income Treasury Government CL B 0.05% ***	270,277	7.84%
Total for Cash Equivalents (Cost $270,277)

Total Investment Securities		3,537,171	102.56%
	(Cost $2,799,150)

Liabilities In Excess of Other Assets		(88,402)	-2.56%

Net Assets		$ 3,448,769	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2009.

See accompanying notes to Schedules of Investments

Paradigm Select Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
1,900	Fresh Del Monte Produce Inc. *	$ 42,959	1.70%

Aircraft Part & Auxiliary Equipment, NEC
900	Rockwell Collins Inc.	45,720	1.81%

Biological Products, (No Diagnostic Substances)
900	Life Technologies Corporation *	41,895	1.66%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
900	The J. M. Smucker Company	47,709	1.89%

Chemical & Allied Products
2,600	Innospec Inc.	38,350	1.52%

Communications Equipment, NEC
3,800	Iridium Communications Inc. *	43,358	1.72%

Computer Communications Equipment
2,300	QLogic Corporation *	39,560	1.57%

Construction Special Trade Contractors
1,100	Matrix Service Co. *	11,957	0.47%

Crude Petroleum & Natural Gas
800	Denbury Resources Inc. *	12,104
1,900	EXCO Resources Inc. *	35,511
850	Plains Exploration & Production Company *	23,511
1,200	St. Mary Land & Exploration Co.	38,952
600	Whiting Petroleum Corp. *	34,548
		144,626	5.73%

Electric & Other Services Combined
1,600	CMS Energy Corp.	21,440	0.85%

Electrical Industrial Apparatus
1,100	Woodward Governor Co.	26,686	1.06%

Electrical Work
1,600	EMCOR Group Inc. *	40,512	1.61%

Fire, Marine & Casualty Insurance
164	Alleghany Inc. *	42,484
1,500	American Financial Group Inc.	38,250
500	Everest Re Group Ltd.	43,850
1,200	Harleysville Group Inc.	37,980
3,100	Hilltop Holdings Inc. *	38,006
50	Markel Corp. *	16,491
		217,061	8.60%

Food & Kindred Products
1,575	Flowers Foods Inc.	41,407	1.64%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
1,400	Hasbro, Inc.	38,850	1.54%

Grain Mill Products
1,300	Corn Products International Inc.	37,076	1.47%

Guided Missiles & Space Vehicles & Parts
400	Alliant Techsystems Inc. *	31,140	1.23%

Hospital & Medical Service Plans
1,400	AMERIGROUP Corporation *	31,038	1.23%

Insurance Agents, Brokers & Service
500	Arthur J Gallagher & Co.	12,185	0.48%

Iron & Steel Foundries
500	Precision Castparts Corp.	50,935	2.02%

Laboratory Analytical Instruments
2,150	PerkinElmer Inc.	41,366	1.64%

Life Insurance
105	National Western Life Insurance Co.	18,478	0.73%

Meat Packing Plants
900	Hormel Foods Corp.	31,968	1.27%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
980	Phillips-Van Heusen Corp.	41,934	1.66%

Metal Cans
1,600	Crown Holdings Inc. *	43,520
700	Silgan Holdings Inc.	36,911
		80,431	3.19%

Mineral Royalty Traders
700	Royal Gold, Inc.	31,920	1.26%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
300	Compass Minerals International, Inc.	18,486	0.73%

Miscellaneous Industrial & Commercial Machinery & Equipment
900	Curtiss-Wright Corp.	30,717	1.22%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,500	Steris Corp.	45,675	1.81%

Pharmaceutical Preparations
2,100	Endo Pharmaceuticals Holdings Inc. *	47,523	1.88%

Plastics Products
600	AptarGroup Inc.	22,416	0.89%

Pumps & Pumping Equipment
900	Robbins & Myers Inc.	21,132	0.84%

Radiotelephone Communications
1,000	Telephone & Data Systems Inc.	29,680	1.18%

Retail - Apparel & Accessory Stores
2,400	Pacific Sunwear of California, Inc. *	12,360	0.49%

Retail - Family Clothing Stores
2,300	American Eagle Outfitters	38,778	1.54%

Retail - Miscellaneous Retail
3,300	EZCORP Inc. *	45,078	1.79%

Retail - Retail Stores
1,600	Petsmart Inc.	34,800	1.38%

Retail - Shoe Stores
3,600	Foot Locker, Inc.	43,020	1.70%

Secondary Smelting & Refining of Nonferrous Metals
400	OM Group Inc. *	12,156
1,600	Titanium Metals Corp.	15,344
		27,500	1.09%

Security Brokers, Dealers & Flotation Companies
2,100	Jefferies Group Inc.	57,183
1,000	Piper Jaffray Companies *	47,720
		104,903	4.16%

Semiconductors & Related Devices
2,000	Verigy, Ltd. * (Signapore)	23,240	0.92%

Services - Business Services
1,400	Fair Isaac Corp.	30,086
4,300	Premiere Global Services Inc. *	35,733
		65,819	2.61%

Services - Computer Integrated Systems Design
3,400	Convergys Corp. *	33,796
1,200	MICROS Systems, Inc. *	36,228
		70,024	2.78%

Services - Computer Programming, Data Processing, Etc.
4,300	EarthLink, Inc.	36,163	1.43%

Services - Educational Services
1,500	Career Education Corp. *	36,465	1.45%

Services - Hospitals
1,600	Magellan Health Services Inc. *	49,696
700	MEDNAX, Inc. *	38,444
		88,140	3.49%

Services - Miscellaneous Health & Allied Services, NEC
1,600	Lincare Holdings Inc. *	50,000	1.98%

Services - Motion Picture Theaters
3,500	Regal Entertainment Group	43,120	1.71%

Services - Prepackaged Software
6,000	Compuware Corp. *	43,980
1,000	Sybase, Inc. *	38,900
		82,880	3.28%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
600	Church & Dwight Co., Inc.	34,044	1.35%

Wholesale - Electronic Parts & Equipment
1,500	Avnet Inc. *	38,956	1.54%

Wholesale - Industrial Machinery & Equipment
800	DXP Enterprises, Inc. *	8,920	0.36%

Total for Common Stock (Cost $1,950,758)		$ 2,350,400	93.15%

REAL ESTATE INVESTMENT TRUSTS
5,700	Anworth Mortgage Asset Corp.	44,916
4,800	MFA Mortgage Investments Inc.	38,208
2,000	Walter Investment Management Corp.	32,040
Total for Real Estate Investment Trusts (Cost $106,906)		115,164	4.56%

CASH EQUIVALENTS
77,214	SEI Daily Income Treasury Government CL B 0.05% ***	77,214	3.06%
Total for Cash Equivalents (Cost $77,214)

Total Investment Securities		2,542,778	100.77%
	(Cost $2,134,878)

Liabilities In Excess of Other Assets		(19,456)	-0.77%

Net Assets		$ 2,523,322	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2009.

See accompanying notes to Schedules of Investments

Paradigm Intrinsic Value Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Beverages
655	Pepsico, Inc.	$ 38,422	1.73%

Chemicals & Allied Products
4,390	Innospec Inc.	64,753	2.91%

Communications Equipment, NEC
6,060	Iridium Communications Inc. *	69,145	3.11%

Computer Communications Equipment
1,285	QLogic Corporation *	22,102	0.99%

Crude Petroleum & Natural Gas
245	EnCana Corp.	14,114
4,155	EXCO Resources Inc. *	77,657
570	Plains Exploration & Production Company *	15,766
420	Whiting Petroleum Corp. *	24,184
		131,721	5.93%

Electronic Components & Accessories
5,575	Vishay Intertechnology *	44,043	1.98%

Fire, Marine & Casualty Insurance
1,225	American Financial Group Inc.	31,238
11	Berkshire Hathaway Inc. Class B *	36,553
		67,791	3.05%

Food and Kindred Products
1,547	Nestle SA * **	66,041	2.97%

Grain Mill Products
2,115	Corn Products International Inc.	60,320	2.71%

Guided Missiles & Space Vehicles & Parts
435	Alliant Techsystems Inc. *	33,865	1.52%

Iron & Steel Foundries
550	Precision Castparts Corp.	56,029	2.52%

Laboratory Analytical Instruments
2,400	PerkinElmer, Inc.	46,176	2.08%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
960	Phillips-Van Heusen Corp.	41,078	1.85%

Metal Cans
1,550	Silgan Holdings Inc.	81,732	3.68%

Mineral Royalty Traders
770	Royal Gold, Inc.	35,112	1.58%

Misccellaneous Industrial & Commercial Machinery & Equipment
1,295	Curtiss-Wright Corp.	44,198	1.99%

Newspapers: Publishing or Publishing & Printing
3,660	News Corp.	43,774	1.97%

Petroleum Refining
195	ConocoPhillips	8,806	0.40%

Railroads, Line-Haul Operating
910	Canadian National Railway Company (Canada)	44,581	2.01%

Security Brokers, Dealers & Flotation Companies
2,250	Jefferies Group Inc.	61,268	2.76%

Semiconductors & Related Devices
1,955	Applied Materials Inc.	26,158	1.18%

Services - Business Services
990	Fair Isaac Corp.	21,275	0.96%

Services - Computer Programing
9,585	EarthLink, Inc.	80,610	3.63%

Services - Hospitals
1,135	Magellan Health Services Inc. *	35,253	1.59%

Service - Prepackaged Software
5,995	Compuware Corp. *	43,943	1.98%

Ship & Boat Building & Repairing
1,055	General Dynamics Corp.	68,153	3.07%

State Commercial Banks
1,480	The Bank of New York Mellon Corporation	42,905	1.93%

Wholesale - Electronic Parts & Equipment, NEC
2,370	Avnet Inc. *	61,549	2.77%

Total for Common Stock (Cost $1,383,418)		$ 1,440,801	64.85%

REAL ESTATE INVESTMENT TRUSTS
10,650	Anworth Mortgage Asset Corp.	83,922
7,870	MFA Mortgage Investments Inc.	62,645
Total for Real Estate Investment Trusts (Cost - $118,677)		146,567	6.60%

EXCHANGE TRADED FUNDS
870	iShares COMEX Gold Trust *	86,069
475	SPDR Gold Shares *	46,954
1,175	UltraShort 20+ Year Treasury ProShares *	51,712
Total for Exchange Traded Funds (Cost - $168,204)		184,735	8.31%

CASH EQUIVALENTS
450,941	SEI Daily Income Treasury Government CL B 0.05% ***	450,941	20.30%
Total for Cash Equivalents (Cost $450,941)

Total Investment Securities		2,223,044	100.06%
	(Cost $2,121,240)

Liabilities In Excess of Other Assets		(1,266)	-0.06%

Net Assets		$ 2,221,777	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2009.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2009 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                          Value Fund          Opportunity Fund

                                                             Select Fund

Cost of Investments

$101,310,811

$2,799,150

        $2,134,878

Gross Unrealized Appreciation

 $20,911,321

$798,103

  $504,784

Gross Unrealized Depreciation

  ($4,992,903)

 ($60,082)

  ($96,884)

Net Unrealized Appreciation

   (Depreciation) on Investments

$15,918,418

  $738,021

$407,900

                                                                  Intrinsic Value Fund

Cost of Investments

$2,121,240

Gross Unrealized Appreciation                     $270,140

Gross Unrealized Depreciation

      ($168,336)

Net Unrealized Appreciation

   (Depreciation) on Investments                  $101,804

2. SECURITIES VALUATIONS

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including exchange traded funds and real estate investment trusts). Equity securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2009:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$99,965,362	$0	$0	$99,965,362
Real Estate Investment Trusts	$8,546,432	$0	$0	$8,546,432
Money Market Funds	$8,717,435	$0	$0	$8,717,435
Total	$117,229,229	$0	$0	$117,229,229

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,081,114	$0	$0	$3,081,114
Real Estate Investment Trusts	$185,780	$0	$0	$185,780
Money Market Funds	$270,277	$0	$0	$270,277
Total	$3,537,171	$0	$0	$3,537,171

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,350,400	$0	$0	$2,350,400
Real Estate Investment Trusts	$115,164	$0	$0	$115,164
Money Market Funds	$77,214	$0	$0	$77,214
Total	$2,542,778	$0	$0	$2,542,778

Intrinsic Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,440,801	$0	$0	$1,440,801
Real Estate Investment Trusts	$146,567	$0	$0	$146,567
Exchange Traded Funds	184,735	$0	$0	184,735
Money Market Funds	$450,941	$0	$0	$450,941
Total	$2,223,044	$0	$0	$2,223,044

The Funds did not hold any Level 3 assets during the three month period ended September 30, 2009.

The Funds adopted GAAP guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance  requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial positions, performance and cash flows. The Funds did not invest in derivative instruments during the three months ended September 30, 2009.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:            11-23-09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:            11-23-09

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:            11-23-09